Segment reporting - Long-lived assets reconcile to segment assets and the balance sheet (Details) € in Thousands, $ in Thousands	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)
Segment reporting
Long-lived assets		$ 73,854	$ 32,692
Total current assets	$ 192,416	58,265	16,826
Mineral Royalty		1,708	1,708
Investments subject to significant influence		7,701	7,727		$ 14,438
Other investments		1,802	1,196
Intangible assets	1,942	4,340	7,451
Other non-current assets	3,410	5,861	4,121	€ 4,121
Total assets	$ 294,802	$ 153,531	$ 71,721		$ 52,777